Stock-Based Compensation - Outstanding (Details) - 2020 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Outstanding at the beginning	917,437
Granted	497,517
Exercised	(3,305)
Forfeited	(24,838)
Outstanding at the end	1,386,811	917,437
Exercisable at the end	394,437
Weighted- Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 13.68
Granted (in dollars per share)	12.63
Exercised (in dollars per share)	7.91
Forfeited (in dollars per share)	15.54
Outstanding at the end (in dollars per share)	13.28	$ 13.68
Exercisable at the end (in dollars per share)	$ 10.47
Weighted- Average Remaining Contractual Term (years) and Aggregate Intrinsic Value
Outstanding (in years)	7 years 9 months 18 days	8 years 1 month 6 days
Exercisable (in years)	5 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the end (in dollars)	$ 179	$ 2,070
Exercisable at the end (in dollars)	$ 159
Other Disclosures
Weighted average grant date fair value of options granted	$ 7.26	$ 8.52